Consolidated Balance sheets (Parentheticals) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Allowance for bad debt and cash discounts	$ 29,178	$ 21,052
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, authorized (in shares)	10,000,000	10,000,000
Common stock, issued (in shares)	8,205,160	8,185,160
Treasury stock, shares (in shares)	1,225,716	1,175,716